Net Income Attributable to Canon Inc. Stockholders per Share	12 Months Ended
Dec. 31, 2013
Net Income Attributable to Canon Inc. Stockholders per Share
15.	Net Income Attributable to Canon Inc. Stockholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2013	2012	2011
	(Millions of yen)
Net income attributable to Canon Inc.	¥230,483	¥224,564	¥248,630

	(Number of shares)
Average common shares outstanding	1,147,933,835	1,173,647,835	1,215,832,419
Effect of dilutive securities:
Stock options	8,466	20,574	60,552

Diluted common shares outstanding	1,147,942,301	1,173,668,409	1,215,892,971

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥200.78	¥191.34	¥204.49
Diluted	200.78	191.34	204.48

The computation of diluted net income attributable to Canon Inc. stockholders per share for the years ended December 31, 2013, 2012 and 2011 excludes certain outstanding stock options because the effect would be anti-dilutive.